Finance Receivables - TDR Average Net Receivables and Finance Charges Recognized (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	$ 244	$ 231
TDR finance charges recognized	4	4
Personal Loans
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	32	25
TDR finance charges recognized	1	1
Personal Loans | Personal Loans Held for Sale
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	2	0
TDR finance charges recognized	0	0
SpringCastle Portfolio
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	11	11
TDR finance charges recognized	0	0
Real estate loans
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	201	195
TDR finance charges recognized	3	3
Real estate loans | Real Estate Loans Held for Sale
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	92	90
TDR finance charges recognized	1	1
Financing Receivable | Total Finance Receivables Held for Sale
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	94	90
TDR finance charges recognized	$ 1	$ 1